Debt Service Coverage Ratio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	$ 7,217,169	$ 6,200,697
Greater than 1.4x
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	5,204,622	4,103,809
1.2x To 1.4x
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	1,208,043	955,230
1.0x To 1.2x
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	656,376	858,438
Less than 1.0x
Financing Receivable, Recorded Investment [Line Items]
Commercial mortgage loans	$ 148,128	$ 283,220